Label	Element	Value
Global Atlantic BlackRock High Yield Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Global Atlantic BlackRock High Yield Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2025, the Portfolio's portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	76.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds. The high yield securities (commonly called "junk bonds") acquired by the Portfolio will generally be in the lower rating categories of the major rating agencies (BB or lower by Standard & Poor's or Fitch Ratings, Inc. or Ba or lower by Moody's Investor Services) or will be determined by the Portfolio's sub-adviser, BlackRock Investment Management, LLC ("BlackRock" or the "Sub-Adviser"), to be of similar quality. Split rated bonds will be considered to have the median credit rating received if a credit rating is received from three rating agencies or, if a credit rating is received from two rating agencies, the lower credit rating of the two ratings received. The Portfolio will consist primarily of fixed income securities of companies with similar capitalizations of the companies included in the ICE BofA BB-B U.S. High Yield Constrained Index. However, the Portfolio may invest in securities outside the ICE BofA BB-B U.S. High Yield Constrained Index capitalization range. The Portfolio may also invest in convertible and preferred securities. Convertible debt securities will be counted toward the Portfolio's 80% policy to the extent they have characteristics similar to the securities included within that policy.

To add additional diversification, the Sub-Adviser can invest in a wide range of securities including corporate bonds and mezzanine investments. The Portfolio may invest in securities of any rating, and may invest up to 10% of its assets (measured at the time of investment) in distressed securities that are in default or the issuers of which are in bankruptcy.

The Portfolio may engage in frequent trading of portfolio securities to achieve its principal investment strategies.

The Portfolio may also invest in securities and derivative contracts, including options, swap agreements, futures, and U.S. Treasuries and cash equivalents, including, without limitation, commercial paper, repurchase agreements, and time deposits, as determined by the Sub-Adviser.

The Sub-Adviser utilizes a proprietary quantitative model that systematically tracks and ranks the characteristics of bonds of high yield issuers located in the United States based on an analysis of a wide range of factors, such as relative value, market sentiment, and fundamental insights.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Under normal market conditions, the Portfolio seeks to invest at least 80% of its assets in high yield bonds and investments linked to high yield bonds.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of two indexes. The ICE BofA BB-B U.S. High Yield Constrained Index serves as the Portfolio's performance index because the Adviser believes it is more representative of the Portfolio's investment strategy. The Bloomberg US Universal Bond Index serves as the Portfolio's regulatory index and provides a broad measure of market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter	2nd Quarter 2020	8.98%
Lowest Quarter	1st Quarter 2020	-11.66%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	8.98%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(11.66%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Global Atlantic BlackRock High Yield Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic BlackRock High Yield Portfolio | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.

Global Atlantic BlackRock High Yield Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Global Atlantic BlackRock High Yield Portfolio | Distressed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Distressed Securities Risk: Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Portfolio will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. In any reorganization or liquidation proceeding relating to a portfolio company, the Portfolio may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Global Atlantic BlackRock High Yield Portfolio | Fixed Income Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.

Global Atlantic BlackRock High Yield Portfolio | High-Yield Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

High-Yield Debt Securities Risk: Lower-quality bonds (including loans), known as "high-yield" or "junk" bonds, and unrated securities of similar credit quality are considered speculative and involve greater risk of a complete loss of an investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high-yield debt securities are typically not as strong financially as those issuing securities of higher credit quality. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than higher quality securities. High-yield debt securities are generally less liquid than higher quality securities, making them harder to sell and harder to value.

Global Atlantic BlackRock High Yield Portfolio | Issuer Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.
Global Atlantic BlackRock High Yield Portfolio | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.

Global Atlantic BlackRock High Yield Portfolio | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic BlackRock High Yield Portfolio | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk: Overall securities market risks may affect the value of individual securities. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on the Portfolio and its investments.

Global Atlantic BlackRock High Yield Portfolio | Mezzanine Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mezzanine Securities Risk: Mezzanine securities carry the risk that the issuer will not be able to meet its obligations and that the equity securities purchased with the mezzanine investments may lose value.

Global Atlantic BlackRock High Yield Portfolio | Over-the-Counter Transactions Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.

Global Atlantic BlackRock High Yield Portfolio | Quantitative Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the use of these models will result in effective investment decisions for the Portfolio.

Global Atlantic BlackRock High Yield Portfolio | Repurchase and Reverse Repurchase Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Repurchase and Reverse Repurchase Agreements Risk: Repurchase transactions are subject to credit risk and counterparty risk. They also carry the risk that the market value of the securities may increase above the resell value or decline below the repurchase price. The Portfolio could also lose money if it is unable to recover the securities and the value of the collateral held by the Portfolio is less than the value of securities. Reverse repurchase agreements may increase the possibility of fluctuation in the Portfolio's net asset value.

Global Atlantic BlackRock High Yield Portfolio | Settlement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Settlement Risk: Settlement risk is the risk that a settlement in a transfer system does not take place as expected. If the Portfolio cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Portfolio could be liable for any losses incurred.

Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	822
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	67
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	211
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	368
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 822
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,120
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,002
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	259
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	450
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,002
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.58%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.04%
ICE BofA BB-B U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.78%
Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(4.32%)
Annual Return [Percent]	oef_AnnlRtrPct	15.06%
Annual Return [Percent]	oef_AnnlRtrPct	5.79%
Annual Return [Percent]	oef_AnnlRtrPct	4.00%
Annual Return [Percent]	oef_AnnlRtrPct	(9.64%)
Annual Return [Percent]	oef_AnnlRtrPct	12.37%
Annual Return [Percent]	oef_AnnlRtrPct	8.36%
Annual Return [Percent]	oef_AnnlRtrPct	6.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.87%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.35%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017
Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.10%
Performance Inception Date	oef_PerfInceptionDate	Nov. 01, 2017

[1]	The "Other Expenses" for Class III shares are based on estimated amounts.